Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clark Fork Trust
Entity Central Index Key	0001506980
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Tarkio Fund
Shareholder Report [Line Items]
Fund Name	TARKIO FUND
Class Name	Tarkio Fund
Trading Symbol	TARKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Tarkio Fund - TARKX (the “Fund”) for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tarkiofund.com. You can also request this information by contacting us at 1-866-738-3629.
Additional Information Phone Number	1-866-738-3629
Additional Information Website	https://tarkiofund.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Tarkio Fund	$63	1.00%

*Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
Tarkio Fund	51.13%	14.00%	11.46%
S&P 500 ® Index	33.89%	11.43%	13.33%

Net Assets	$ 191,086,022
Holdings Count | Holdings	37
Investment Company, Portfolio Turnover	9.68%
Additional Fund Statistics [Text Block]	Fund statistics

NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:
$191,086,022	37	9.68%

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net Assets)

1.	Lumen Technologies, Inc.	15.85%
2.	General Electric Co.	10.85%
3.	Cognex Corp.	9.43%
4.	Manitowoc Company, Inc.	7.32%
5.	Danaher Corp.	4.92%
6.	ESAB Corp.	4.85%
7.	GE Vernova, LLC	4.71%
8.	MillerKnoll, Inc.	3.72%
9.	ATS Corp.	3.64%
10.	Modine Manufacturing Co.	3.47%
	Total % of Net Assets	68.76%

Updated Prospectus Phone Number	1-866-738-3629
Updated Prospectus Web Address	https://tarkiofund.com